Basis of Presentation	12 Months Ended
Apr. 30, 2022
Basis Of Presentation
Basis of Presentation
2.	Basis of Preparation

2.1	Statement of compliance
The Company’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”). These consolidated financial statements were authorized for issue by the Company’s board of directors on July
27
, 2022.

2.2	Basis of presentation
The Company’s consolidated financial statements have been prepared on a historical cost basis except for financial instruments that have been measured at fair value. The Company’s consolidated financial statements are presented in thousands of Canadian dollars (“$” or “dollars”) which is also the functional currency of URC. All values are rounded to the nearest thousand except where otherwise indicated.

2.3	Basis of consolidation
The consolidated financial statements include the financial statements of Uranium Royalty Corp. and Uranium Royalty (USA) Corp., a wholly owned subsidiary of the Company. Subsidiaries are consolidated from the date the Company obtains control, and continue to be consolidated until the date that control ceases. Control is achieved when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
All inter-company transactions, balances, income and expenses are eliminated through the consolidation process.
The accounts of Uranium Royalty (USA) Corp. are prepared for the same reporting period as the parent company, using consistent accounting policies. The functional currency of Uranium Royalty (USA) Corp. is the United States dollar. Foreign operations are translated into Canadian dollars using the period end exchange rate as to assets and liabilities and the average exchange rate as to income and expenses. All resulting exchange differences are recognized in other comprehensive income.